Performance Management - Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional)	Apr. 30, 2025
Allspring Emerging Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Narrative [Text Block]

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Highest Quarter: June 30, 2020	+42.72%
Lowest Quarter: June 30, 2022	-25.02%
Year-to-date total return as of June 30, 2025 is +1.21%

Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]
Highest Quarter: June 30, 2020	+42.72%
Lowest Quarter: June 30, 2022	-25.02%
Year-to-date total return as of June 30, 2025 is +1.21%

Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)	[1]
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	3/31/2008	11.99%	5.30%	7.85%
Class A (after taxes on distributions)	3/31/2008	10.08%	2.33%	4.87%
Class A (after taxes on distributions and the sale of Fund Shares)	3/31/2008	8.59%	4.39%	5.97%
Class C (before taxes)	3/31/2008	16.80%	5.76%	7.85%
Class R6 (before taxes)	7/31/2018	19.25%	6.99%	8.97%
Administrator Class (before taxes)	1/31/2007	18.80%	6.65%	8.60%
Institutional Class (before taxes)	3/31/2008	19.11%	6.93%	8.91%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)		15.15%	6.86%	8.09%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		23.81%	13.86%	12.55%
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Availability Website Address [Text]	allspringglobal.com
Allspring Large Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Bar Chart Narrative [Text Block]

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Highest Quarter: December 31, 2020	+21.53%
Lowest Quarter: March 31, 2020	-31.09%
Year-to-date total return as of June 30, 2025 is +8.21%

Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]
Highest Quarter: December 31, 2020	+21.53%
Lowest Quarter: March 31, 2020	-31.09%
Year-to-date total return as of June 30, 2025 is +8.21%

Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)	[2]
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	7/26/2004	6.48%	7.87%	8.71%
Class A (after taxes on distributions)	7/26/2004	-1.29%	3.79%	5.78%
Class A (after taxes on distributions and the sale of Fund Shares)	7/26/2004	7.49%	5.57%	6.46%
Class C (before taxes)	7/26/2004	11.14%	8.32%	8.70%
Class R6 (before taxes)	10/31/2016	13.37%	9.61%	9.80%
Administrator Class (before taxes)	7/26/2004	13.13%	9.25%	9.48%
Institutional Class (before taxes)	7/26/2004	13.30%	9.50%	9.73%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		14.37%	8.68%	8.49%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		23.81%	13.86%	12.55%
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Allspring Small Company Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Narrative [Text Block]

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Highest Quarter: June 30, 2020	+29.28%
Lowest Quarter: March 31, 2020	-27.94%
Year-to-date total return as of June 30, 2025 is -0.40%

Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]
Highest Quarter: June 30, 2020	+29.28%
Lowest Quarter: March 31, 2020	-27.94%
Year-to-date total return as of June 30, 2025 is -0.40%

Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/30/2004	1.51%	5.91%	7.07%
Class A (after taxes on distributions)	1/30/2004	-1.67%	1.44%	4.33%
Class A (after taxes on distributions and the sale of Fund Shares)	1/30/2004	3.34%	4.24%	5.37%
Class C (before taxes)	1/30/2004	5.92%	6.39%	7.07%
Class R6 (before taxes)	10/31/2014	8.15%	7.63%	8.17%
Administrator Class (before taxes)	11/11/1994	7.82%	7.28%	7.83%
Institutional Class (before taxes)	3/31/2008	8.08%	7.55%	8.10%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)		15.15%	6.86%	8.09%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		23.81%	13.86%	12.55%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Availability Website Address [Text]	allspringglobal.com
Allspring Small Company Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Narrative [Text Block]

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Highest Quarter: December 31, 2020	+31.40%
Lowest Quarter: March 31, 2020	-35.11%
Year-to-date total return as of June 30, 2025 is -3.67%

Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]
Highest Quarter: December 31, 2020	+31.40%
Lowest Quarter: March 31, 2020	-35.11%
Year-to-date total return as of June 30, 2025 is -3.67%

Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)	[3]
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/31/2002	2.01%	7.58%	7.14%
Class A (after taxes on distributions)	1/31/2002	0.03%	6.53%	6.58%
Class A (after taxes on distributions and the sale of Fund Shares)	1/31/2002	2.37%	5.81%	5.70%
Class C (before taxes)	8/30/2002	6.42%	8.08%	7.15%
Class R6 (before taxes)	10/31/2016	8.65%	9.30%	8.21%
Administrator Class (before taxes)	1/31/2002	8.31%	8.95%	7.90%
Institutional Class (before taxes)	7/30/2010	8.54%	9.18%	8.12%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)		8.05%	7.29%	7.14%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		23.81%	13.86%	12.55%
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Availability Website Address [Text]	allspringglobal.com

[1]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[2]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.